Segment Information (Schedule of Information by Reporting Segment) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
External customers	¥ 933,685	¥ 930,644	¥ 1,107,482
Total	933,685	930,644	1,107,482
Operating income	86,111	69,702	102,815
Identifiable assets	1,356,852	1,409,033	1,385,824
Depreciation	26,517	28,903	30,467
Capital expenditures	23,951	26,038	33,337
Farm & Industrial Machinery [Member]
External customers	651,518	616,726	754,416
Intersegment	64	77	52
Total	651,582	616,803	754,468
Operating income	86,487	60,485	103,831
Identifiable assets	918,656	930,480	899,104
Depreciation	15,870	18,489	20,040
Capital expenditures	13,871	14,820	24,072
Water & Environment Systems [Member]
External customers	192,768	222,949	234,275
Intersegment	1,594	611	1,748
Total	194,362	223,560	236,023
Operating income	13,121	19,723	3,121
Identifiable assets	170,691	186,768	206,793
Depreciation	6,010	6,033	6,062
Capital expenditures	4,861	5,969	5,285
Social Infrastructure [Member]
External customers	60,439	63,293	86,480
Intersegment	2,657	2,710	2,872
Total	63,096	66,003	89,352
Operating income	2,463	2,699	8,004
Identifiable assets	62,092	65,519	73,947
Depreciation	1,931	1,933	1,953
Capital expenditures	3,764	1,992	1,988
Other [Member]
External customers	28,960	27,676	32,311
Intersegment	15,837	14,091	14,085
Total	44,797	41,767	46,396
Operating income	2,096	2,629	1,812
Identifiable assets	39,386	42,246	45,225
Depreciation	697	552	485
Capital expenditures	691	741	618
Adjustments [Member]
Intersegment	(20,152)	(17,489)	(18,757)
Total	(20,152)	(17,489)	(18,757)
Operating income	(18,056)	(15,834)	(13,953)
Identifiable assets	166,027	184,020	160,755
Depreciation	2,009	1,896	1,927
Capital expenditures	¥ 764	¥ 2,516	¥ 1,374